Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 281	$ 115
U.S.Treasury Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	334
Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	(71)	38
Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	(1)	1
Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		30
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	353	76
Fair Value, Inputs, Level 1 [Member] | U.S.Treasury Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	334
Fair Value, Inputs, Level 1 [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	11	11
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments	8	8
Fair Value, Inputs, Level 1 [Member] | Euro Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		27
Fair Value, Inputs, Level 1 [Member] | U.S.-Denominated Senior Debt Floating Rate Notes Issued by Other Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities issued by foreign governments		30
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(72)	39
Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	(71)	38
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments designated as cash flow hedge	$ (1)	$ 1